JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated August 14, 2020 to PROSPECTUSES dated April 27, 2020

Corrections to Portfolio Expense Information

This Supplement applies to GIFL ROLLOVER VARIABLE ANNUITY and GIFL SELECT IRA ROLLOVER VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements the prospectus dated April 27, 2020 for the Contract you purchased (the “Annuity Prospectus”).

You should read this Supplement together with the Annuity Prospectus and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.

Purpose of this Supplement

This Supplement announces corrections to certain of the Contracts’ underlying John Hancock Variable Insurance Trust (“JHVIT”) Portfolio fees and expenses: namely, the JHVIT Investment Quality Bond Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio, Managed Volatility Moderate Portfolio, and Ultra Short Term Bond Portfolio. The table below replaces the information in the Annuity Prospectus under “III. Fee Tables,” for each of these funds.

Portfolio Expenses

The following table describes the operating expenses for each of the Portfolios, as a percentage of the Portfolio’s average net assets for the fiscal year ending December 31, 2019, except as stated below in the notes that follow the table. More detail concerning each Portfolio’s fees and expenses is contained in the Portfolio’s prospectus and in the notes following the table.

Portfolio/Series	Management Fee	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Portfolio Fees and Expenses[1]	Total Annual Operating Expenses	Contractual Expense Reimbursement		Net Operating Expenses
Investment Quality Bond
Series II	0.47%	0.25%	0.05%	0.01%	0.78%	-0.27%[2]		0.51%
Lifestyle Balanced Portfolio
Series II	0.04%	0.25%	0.03%	0.55%	0.87%[3]			0.87%
Lifestyle Conservative Portfolio
Series II	0.04%	0.25%	0.06%	0.57%	0.92%[3]	-0.02%[4]		0.90%
Lifestyle Growth Portfolio
Series II	0.04%	0.25%	0.03%	0.54%	0.86%[3]			0.86%
Lifestyle Moderate Portfolio
Series II	0.04%	0.25%	0.05%	0.56%	0.90%[3]	-0.01%[4]		0.89%
Managed Volatility Balanced Portfolio
Series II	0.18%	0.25%	0.03%	0.56%	1.02%[3]	-0.03%[5]		0.99%
Managed Volatility Conservative Portfolio
Series II	0.17%	0.25%	0.03%	0.53%	0.98%[3]	-0.03	%5	0.95%
Managed Volatility Growth Portfolio
Series II	0.19%	0.25%	0.03%	0.58%	1.05%[3]	-0.03%[5]		1.02%
Managed Volatility Moderate Portfolio
Series II	0.16%	0.25%	0.04%	0.56%	1.01%	-0.04%		0.97%
Money Market[6]
Series II	0.37%	0.25%	0.04%		0.66%	-0.13%[7,8]		0.53%
Total Bond Market
Series II	0.47%	0.25%	0.05%	0.01%	0.78%[3]	-0.27%[7,8]		0.51%
Ultra Short Term Bond
Series II	0.55%	0.25%	0.07%		0.87%	-0.01%[2]		0.86%

[1]	“Acquired Portfolio Fees and Expenses” are based on indirect net expenses associated with the Portfolio’s investments in underlying investment companies.
[2]

The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[3]

The “Total Annual Operating Expenses” shown may not correlate to the Portfolio’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the Portfolio prospectus, which does not include “Acquired Portfolio Fees and Expenses.”

[4]

The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which “Other expenses” of the fund exceed 0.00% of the average daily net assets (on an annualized basis) of the fund. “Other expenses” means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, distribution and service (Rule 12b-1) fees, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2021 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]

The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which “Other expenses” of the fund exceed 0.00% of the average daily net assets (on an annualized basis) of the fund. “Other expenses” means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, distribution and service (Rule 12b-1) fees, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2021 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]

For Contracts issued prior to April 29, 2013, the Money Market Variable Investment Option is subject to restrictions (see “V. Description of the Contract – Maximum Number of Investment Options”). For Contracts issued on or after April 29, 2013, the Money Market Variable Investment Option is available only during the initial inspection period for Contracts issued in California to purchasers age 60 and older.

[7]

The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.28% of average net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on April 30, 2021, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

8

The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

You should retain this Supplement for future reference.

Supplement dated August 14, 2020

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